RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.0%
------------------------------------------------------------------------
     $  750        Rhode Island Student Loan Authority,
                   (AMT), 5.60%, 12/1/12                     $   746,212
------------------------------------------------------------------------
                                                             $   746,212
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.5%
------------------------------------------------------------------------
     $  255        Rhode Island Clean Water Protection
                   Finance Agency, Water Pollution Control,
                   (MBIA), Prerefunded to 10/1/04,
                   5.85%, 10/1/09                            $   270,356
      1,000        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/12                     1,068,450
------------------------------------------------------------------------
                                                             $ 1,338,806
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $  225        Puerto Rico, 0.00%, 7/1/16                $    96,588
        500        Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/21                                 480,115
        230        Rhode Island Depositors Economic
                   Protection Corp., 5.75%, 8/1/21               233,765
------------------------------------------------------------------------
                                                             $   810,468
------------------------------------------------------------------------
Hospital -- 7.5%
------------------------------------------------------------------------
     $  500        Rhode Island HEFA, (Newport Hospital),
                   5.30%, 7/1/29                             $   410,680
      1,250        Rhode Island HEFA, (South County
                   Hospital), 5.75%, 11/15/26                  1,114,862
        725        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     548,361
        830        Rhode Island HEFA, (Westerly Hospital),
                   6.00%, 7/1/14                                 750,552
------------------------------------------------------------------------
                                                             $ 2,824,455
------------------------------------------------------------------------
Housing -- 14.4%
------------------------------------------------------------------------
     $  500        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $   501,775
      1,740        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.60%, 10/1/25        1,796,480
        875        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.80%, 10/1/25          906,692
        175        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.10%, 10/1/23          182,154
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing (continued)
------------------------------------------------------------------------
     $2,000        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.55%, 10/1/22      $ 2,058,600
------------------------------------------------------------------------
                                                             $ 5,445,701
------------------------------------------------------------------------
Insured-Education -- 6.9%
------------------------------------------------------------------------
     $1,500        Rhode Island HEFA, (Johnson and Wales
                   University), (MBIA), 5.00%, 4/1/29        $ 1,327,005
        500        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/24            447,465
        400        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/28            354,136
        500        Rhode Island HEFA, (University of Rhode
                   Island), (MBIA), 5.50%, 9/15/19               496,790
------------------------------------------------------------------------
                                                             $ 2,625,396
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.8%
------------------------------------------------------------------------
     $  750        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $   662,715
      1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                         716,643
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         440,380
------------------------------------------------------------------------
                                                             $ 1,819,738
------------------------------------------------------------------------
Insured-General Obligations -- 14.1%
------------------------------------------------------------------------
     $1,500        Kent County Water Authority, (MBIA),
                   6.35%, 7/15/14                            $ 1,600,125
        900        North Kingstown, (FGIC),
                   5.875%, 10/1/25                               916,794
        500        Providence, Public Building Authority,
                   (School and Public Facilities Projects),
                   (FSA), 5.00%, 12/15/18                        457,705
        375        Rhode Island Consolidated Capital
                   Development, (FGIC), 4.75%, 9/1/17            337,193
        500        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), 5.80%, 8/1/09       536,565
        250        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/23                          223,868
      1,400        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/28                        1,237,166
------------------------------------------------------------------------
                                                             $ 5,309,416
------------------------------------------------------------------------
Insured-Hospital -- 5.8%
------------------------------------------------------------------------
     $2,400        Rhode Island HEFA, (Lifespan), (MBIA),
                   5.25%, 5/15/26(1)                         $ 2,202,408
------------------------------------------------------------------------
                                                             $ 2,202,408
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 1.4%
------------------------------------------------------------------------
     $  500        Villa Excelsior Housing Development
                   Corp., (MBIA), 6.85%, 1/1/24              $   521,600
------------------------------------------------------------------------
                                                             $   521,600
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 14.1%
------------------------------------------------------------------------
     $3,000        Convention Center Authority of Rhode
                   Island, (MBIA), 5.00%, 5/15/20            $ 2,732,160
      2,300        Convention Center Authority of Rhode
                   Island, (MBIA), 5.25%, 5/15/15              2,284,774
        420        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     321,182
------------------------------------------------------------------------
                                                             $ 5,338,116
------------------------------------------------------------------------
Insured-Transportation -- 4.0%
------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,501,500
------------------------------------------------------------------------
                                                             $ 1,501,500
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
------------------------------------------------------------------------
     $  750        Rhode Island Clean Water, Safe Drinking
                   Water, (AMBAC), 6.70%, 1/1/15             $   814,178
        350        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.40%, 10/1/15                                350,249
        245        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.85%, 10/1/09                                255,947
------------------------------------------------------------------------
                                                             $ 1,420,374
------------------------------------------------------------------------
Nursing Home -- 3.0%
------------------------------------------------------------------------
     $  500        Rhode Island HEFA, (Roger Williams
                   Realty), 6.50%, 8/1/29                    $   515,440
        725        Rhode Island HEFA, (Steere House),
                   5.80%, 7/1/20                                 618,113
------------------------------------------------------------------------
                                                             $ 1,133,553
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $1,000        Rhode Island HEFA, (Tockwotton Home),
                   6.25%, 8/15/22                            $   897,040
------------------------------------------------------------------------
                                                             $   897,040
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 9.5%
------------------------------------------------------------------------
     $1,500        Providence, Tax Increment, 7.65%, 6/1/16  $ 1,612,020
      1,545        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/32(3)                1,537,847
        500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(4)(5)        421,575
------------------------------------------------------------------------
                                                             $ 3,571,442
------------------------------------------------------------------------
Transportation -- 1.2%
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                  $   441,370
------------------------------------------------------------------------
                                                             $   441,370
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.5%
   (identified cost $37,979,663)                             $37,947,595
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.5)%                     $  (192,976)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $37,754,619
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 58.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 39.0% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  When-issued security.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $221,516,722        $272,244,736          $178,168,610             $14,856,025
   Unrealized appreciation
      (depreciation)                            13,341,040          (1,538,597)              469,114                 335,843
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $234,857,762        $270,706,139          $178,637,724             $15,191,868
---------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    245,296        $         --          $    512,766             $   375,955
Receivable for investments sold                    671,080           1,960,999                    --                      --
Interest receivable                              3,105,583           5,348,863             2,441,325                 280,463
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $238,879,721        $278,016,001          $181,591,815             $15,848,286
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts           $         --        $         --          $      8,531             $        --
Demand note payable                                     --             100,000                    --                      --
Payable for when-issued securities                      --                  --             4,387,507                      --
Due to bank                                             --              10,205                    --                      --
Payable to affiliate for Trustees' fees                 --                 296                    --                      --
Accrued expenses                                    59,551              48,577                35,503                  21,355
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $     59,551        $    159,078          $  4,431,541             $    21,355
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $238,820,170        $277,856,923          $177,160,274             $15,826,931
---------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $225,479,130        $279,395,520          $176,718,676             $15,491,088
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                          13,341,040          (1,538,597)              441,598                 335,843
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $238,820,170        $277,856,923          $177,160,274             $15,826,931
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $328,670,526      $192,876,033        $37,979,663              $24,466,709
   Unrealized appreciation
      (depreciation)                           11,275,746        (2,785,834)           (32,068)                 (75,565)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $339,946,272      $190,090,199        $37,947,595              $24,391,144
-----------------------------------------------------------------------------------------------------------------------------
Cash                                         $         --      $         --        $   329,414              $   170,700
Receivable for investments sold                 1,625,342                --            300,000                       --
Interest receivable                             6,047,287         2,928,427            731,409                  389,960
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $347,618,901      $193,018,626        $39,308,418              $24,951,804
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Demand note payable                          $  1,700,000      $    100,000        $        --              $        --
Payable for when-issued securities             10,390,590         8,906,220          1,528,901                       --
Due to bank                                         3,278               948                 --                       --
Payable to affiliate for Trustees' fees                --             1,650                 --                       21
Accrued expenses                                   36,922            42,084             24,898                   21,401
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $ 12,130,790      $  9,050,902        $ 1,553,799              $    21,422
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $335,488,111      $183,967,724        $37,754,619              $24,930,382
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $324,212,365      $186,753,558        $37,786,687              $25,005,947
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                         11,275,746        (2,785,834)           (32,068)                 (75,565)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                        $335,488,111      $183,967,724        $37,754,619              $24,930,382
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $15,260,541          $18,871,423           $11,835,303              $ 975,571
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $15,260,541          $18,871,423           $11,835,303              $ 975,571
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $ 1,190,867          $ 1,373,668           $   819,748              $  26,004
Trustees fees and expenses                         19,061               20,953                16,407                    544
Legal and accounting services                      76,167               77,732                62,272                 29,696
Custodian fee                                     119,602              150,620               104,530                 15,834
Miscellaneous                                      17,026               76,564                16,351                  4,798
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $ 1,422,723          $ 1,699,537           $ 1,019,308              $  76,876
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    28,226          $   150,620           $    43,242              $   2,926
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    28,226          $   150,620           $    43,242              $   2,926
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $ 1,394,497          $ 1,548,917           $   976,066              $  73,950
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $13,866,044          $17,322,506           $10,859,237              $ 901,621
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  (433,700)         $  (731,229)          $   806,621              $   5,646
   Financial futures contracts                   (109,410)            (125,821)             (412,303)                (7,294)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (543,110)         $  (857,050)          $   394,318              $  (1,648)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $  (999,969)         $(1,871,031)          $(2,752,999)             $(103,693)
   Financial futures contracts                         --                   --               (27,516)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $  (999,969)         $(1,871,031)          $(2,780,515)             $(103,693)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(1,543,079)         $(2,728,081)          $(2,386,197)             $(105,341)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $12,322,965          $14,594,425           $ 8,473,040              $ 796,280
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $21,772,764       $12,765,252          $2,327,517              $1,487,139
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $21,772,764       $12,765,252          $2,327,517              $1,487,139
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $ 1,626,137       $   865,332          $   91,393              $   48,279
Trustees fees and expenses                        24,368            16,454               2,526                   1,356
Legal and accounting services                     56,957            62,158              35,611                  35,529
Custodian fee                                    137,685            99,307              27,315                  21,223
Miscellaneous                                     96,465            70,344               7,576                   5,970
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $ 1,941,612       $ 1,113,595          $  164,421              $  112,357
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $        --       $        --          $   11,498              $    5,240
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $        --       $        --          $   11,498              $    5,240
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $ 1,941,612       $ 1,113,595          $  152,923              $  107,117
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $19,831,152       $11,651,657          $2,174,594              $1,380,022
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $(2,135,289)      $   146,567          $ (403,028)             $  (79,061)
   Financial futures contracts                  (187,750)         (125,865)                 --                  (1,471)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $(2,323,039)      $    20,702          $ (403,028)             $  (80,532)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $ 3,047,938       $(4,682,143)         $  474,390              $   72,331
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $ 3,047,938       $(4,682,143)         $  474,390              $   72,331
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)      $   724,899       $(4,661,441)         $   71,362              $   (8,201)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $20,556,051       $ 6,990,216          $2,245,956              $1,371,821
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 13,866,044        $  17,322,506         $ 10,859,237             $   901,621
   Net realized gain (loss)                       (543,110)            (857,050)             394,318                  (1,648)
   Net change in unrealized appreciation
      (depreciation)                              (999,969)          (1,871,031)          (2,780,515)               (103,693)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 12,322,965        $  14,594,425         $  8,473,040             $   796,280
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 16,589,267        $  19,982,661         $ 11,730,651             $   713,894
   Withdrawals                                 (60,292,260)        (103,592,435)         (55,320,524)             (3,620,082)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(43,702,993)       $ (83,609,774)        $(43,589,873)            $(2,906,188)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(31,380,028)       $ (69,015,349)        $(35,116,833)            $(2,109,908)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $238,820,170        $ 277,856,923         $177,160,274             $15,826,931
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 19,831,152      $ 11,651,657        $  2,174,594             $ 1,380,022
   Net realized gain (loss)                    (2,323,039)           20,702            (403,028)                (80,532)
   Net change in unrealized appreciation
      (depreciation)                            3,047,938        (4,682,143)            474,390                  72,331
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 20,556,051      $  6,990,216        $  2,245,956             $ 1,371,821
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 11,046,414      $  9,285,921        $  4,482,382             $ 1,421,464
   Withdrawals                                (98,232,465)      (48,772,440)        (10,705,416)             (4,823,779)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(87,186,051)     $(39,486,519)       $ (6,223,034)            $(3,402,315)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(66,630,000)     $(32,496,303)       $ (3,977,078)            $(2,030,494)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $402,118,111      $216,464,027        $ 41,731,697             $26,960,876
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                $ (69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      CALIFORNIA PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.58%        0.56%        0.55%        0.57%        0.57%
   Expenses after custodian
      fee reduction                   0.57%        0.54%        0.53%        0.56%        0.56%
   Net investment income              5.65%        5.30%        5.33%        5.76%        5.93%
Portfolio Turnover                      13%          28%          16%          12%          14%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $238,820     $270,200     $312,009     $327,004     $370,590
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        FLORIDA PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.56%        0.52%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                   0.51%        0.48%        0.47%        0.48%        0.49%
   Net investment income              5.72%        5.26%        5.03%        5.53%        5.67%
Portfolio Turnover                      12%          40%          25%          54%          51%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $277,857     $346,843     $456,020     $514,201     $624,374
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MASSACHUSETTS PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.52%        0.54%        0.53%        0.55%
   Expenses after custodian
      fee reduction                   0.52%        0.50%        0.52%        0.52%        0.54%
   Net investment income              5.79%        5.40%        5.36%        5.75%        5.77%
Portfolio Turnover                      15%          24%          28%          35%          51%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $177,160     $212,277     $250,726     $253,675     $281,129
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   MISSISSIPPI PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.47%       0.36%       0.37%       0.38%       0.29%
   Net expenses after
      custodian fee reduction        0.45%       0.34%       0.35%       0.37%       0.26%
   Net investment income             5.55%       5.30%       5.21%       5.59%       5.77%
Portfolio Turnover                      4%         16%         17%          6%         12%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $15,827     $17,937     $20,740     $22,127     $25,280
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment
   Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.40%
   Expenses after custodian
      fee reduction                                                                  0.37%
   Net investment income                                                             5.66%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       NEW YORK PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.53%        0.53%        0.57%        0.52%
   Expenses after custodian
      fee reduction                   0.54%        0.52%        0.51%        0.57%        0.49%
   Net investment income              5.56%        5.30%        5.28%        5.60%        5.64%
Portfolio Turnover                      27%          41%          55%          44%          47%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $335,488     $402,118     $486,064     $527,604     $604,530
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         OHIO PORTFOLIO
                                  -------------------------------------------------------------
                                                    YEAR ENDED SEPTEMBER 30,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.57%        0.55%        0.56%        0.56%        0.57%
   Expenses after custodian
      fee reduction                   0.57%        0.54%        0.54%        0.55%        0.56%
   Net investment income              6.00%        5.54%        5.50%        5.70%        5.69%
Portfolio Turnover                      28%          59%          17%          30%          35%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $183,968     $216,464     $255,030     $271,269     $292,671
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   RHODE ISLAND PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.43%       0.39%       0.39%       0.27%       0.27%
   Net expenses after
      custodian fee reduction        0.40%       0.35%       0.36%       0.23%       0.24%
   Net investment income             5.66%       5.24%       5.28%       5.54%       5.69%
Portfolio Turnover                     15%         18%         24%         39%         25%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $37,755     $41,732     $42,071     $40,218     $42,167
------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment
   Adviser fee, an allocation of expenses to the Investment Advisor, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                              0.39%       0.40%
   Expenses after custodian
      fee reduction                                                      0.35%       0.37%
   Net investment income                                                 5.42%       5.56%
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  WEST VIRGINIA PORTFOLIO
                                  --------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.40%       0.37%       0.38%       0.42%
   Expenses after custodian
      fee reduction                  0.43%       0.38%       0.34%       0.36%       0.38%
   Net investment income             5.48%       5.13%       5.34%       5.44%       5.41%
Portfolio Turnover                      7%         32%         16%         24%         43%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $24,930     $26,961     $31,920     $33,503     $39,501
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE
    --------------------------------------------------------------------
    California                                $1,190,867           0.49%
    Florida                                    1,373,668           0.45%
    Massachusetts                                819,748           0.44%
    Mississippi                                   26,004           0.16%
    New York                                   1,626,137           0.46%
    Ohio                                         865,332           0.45%
    Rhode Island                                  91,393           0.24%
    West Virginia                                 48,279           0.19%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2000, no significant amounts have been deferred.

 3 Investments -- Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2000 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 30,775,592
    Sales                                       59,979,799

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 35,217,837
    Sales                                      117,869,719

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 27,633,630
    Sales                                       60,126,591

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $    714,696
    Sales                                        2,962,793

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 95,445,703
    Sales                                      165,930,114

    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 54,254,693
    Sales                                       75,445,420

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  5,730,696
    Sales                                        8,677,523

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  1,840,205
    Sales                                        4,082,763

 4 Federal Income Tax Basis of Investments -- The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2000, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $221,516,722
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,388,162
    Gross unrealized depreciation               (7,047,122)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,341,040
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $272,370,550
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,805,202
    Gross unrealized depreciation              (12,469,613)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,664,411)
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $178,168,610
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,767,917
    Gross unrealized depreciation               (6,298,803)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    469,114
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 14,856,025
    ------------------------------------------------------
    Gross unrealized appreciation             $    595,986
    Gross unrealized depreciation                 (260,143)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    335,843
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $328,670,725
    ------------------------------------------------------
    Gross unrealized appreciation             $ 15,717,160
    Gross unrealized depreciation               (4,441,613)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,275,547
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $192,876,033
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,752,974
    Gross unrealized depreciation               (7,538,808)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,785,834)
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,979,663
    ------------------------------------------------------
    Gross unrealized appreciation             $    973,039
    Gross unrealized depreciation               (1,005,107)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (32,068)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 24,482,934
    ------------------------------------------------------
    Gross unrealized appreciation             $    571,515
    Gross unrealized depreciation                 (663,305)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (91,790)
    ------------------------------------------------------

 5 Line of Credit -- Each Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2000, the Florida Portfolio, New York Portfolio and Ohio Portfolio had a balance outstanding pursuant to this line of credit of $100,000,

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   $1,700,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2000.

 6 Financial Instruments -- The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2000 is as follows:

  MASSACHUSETTS PORTFOLIO
  ----------------------------------------------------------------
  FUTURES CONTRACTS
  ----------------------------------------------------------------
  EXPIRATION                                        NET UNREALIZED
  DATE(S)     CONTRACTS                 POSITION     DEPRECIATION
  ----------------------------------------------------------------
  12/00       91 U.S. Treasury Bond     Short              (27,516)

       At September 30, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

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
EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2000 and 1999 and the supplementary data for each of years in the five-year period ended September 30, 2000. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

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
EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of California, Florida, and Mississippi
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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